Provision for Environmental Rehabilitation - Disclosure of Future Net Undiscounted Obligation (Details) - ZAR (R) R in Millions	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of financial assets [line items]
Ultimate estimated rehabilitation cost	R 9,055	R 8,387
Amounts invested in environmental trust funds	(6,731)	(6,044)
Total future net undiscounted obligation	2,339	2,357
Total environmental trust funds
Disclosure of financial assets [line items]
Amounts invested in environmental trust funds	R (6,716)	R (6,030)	R (5,673)